CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Six months ended June 30, 2025
	Commercial	Defense	Peru	Total

Revenues	$133,277	$43,004	$20,726	$197,007
Cost of Revenues	95,933	30,094	10,655	136,682
Gross profit	37,344	12,910	10,071	60,325

Research and development expenses, net	17,032	6,898	-	23,930
Selling and marketing expenses	10,420	5,076	971	16,467
General and administrative expenses	6,630	3,360	3,037	13,027
Other operating expenses (income), net	5,014	1,884	(2,934)	3,964

Operating income (loss)	(1,752)	(4,308)	8,997	2,937
Financial expenses, net				(2,186)
Income before taxes on income				751
Taxes on income				3,083
Net income				$3,834

Depreciation and amortization expenses	$7,742	$1,363	$837	$9,942

	Six months ended June 30, 2024
	Commercial	Defense	Peru	Total

Revenues	$84,593	$37,404	$30,712	$152,709
Cost of Revenues	46,309	27,384	24,389	98,082
Gross profit	38,284	10,020	6,323	54,627

Research and development expenses, net	15,067	3,480	-	18,547
Selling and marketing expenses	9,632	3,548	929	14,109
General and administrative expenses	3,954	6,795	3,765	14,514
Other operating expenses (income), net	1,587	(2,312)	-	(725)

Operating income (loss)	8,044	(1,491)	1,629	8,182
Financial income, net				779
Income before taxes on income				8,961
Taxes on income				(2,695)
Net income				$6,266

Depreciation and amortization expenses	$3,565	$2,671	$1,097	$7,333

*)
During the six months ended June 30, 2025 and June 30, 2024, the Company recognized revenues from construction performance obligations in the amount of $1,396 and $11,059, respectively, which are presented under Peru operating segment.

Schedule of Revenue by Geographic Area
	Six months ended
	June 30,
	2025	2024

United States	$135,936	$61,672
Peru	20,726	30,740
Israel	1,524	8,000
Others	38,821	52,297

	$197,007	$152,709

Schedule of Revenue from Major Customers
	Six months ended June 30,
	2025	2024

Customer A - Commercial	46%	*)
Customer B - Peru	*)	17%
Customer C - Commercial	*)	13%
*) Less than 10%